PROVISION FOR JUDICIAL LIABILITIES	6 Months Ended
Jun. 30, 2020
PROVISION FOR JUDICIAL LIABILITIES
PROVISION FOR JUDICIAL LIABILITIES

20.      PROVISION FOR JUDICIAL LIABILITIES

The Company and its subsidiaries are involved in certain legal proceedings arising from the normal course of business, which include tax, labor and civil risks.

The Company classifies the risk of unfavorable decisions in the legal proceedings as probable, possible or remote. The Company records provisions for losses classified as probable, as determined by the Company’s Management, based on legal advice, which reflect the estimated probable losses. Contingencies classified as possible loss are disclosed based on reasonably estimated amounts.

The Company’s management believes that, based on the elements existing at the base date of these unaudited condensed consolidated interim financial information, its provision for tax, civil, commercial and other, as well for labor risks, accounted for according to IAS 37 is sufficient to cover estimated losses related to its legal proceedings, as set forth below:

20.1.    Rollforward of provisions for probable losses, net of judicial deposits

	June 30,
	2020
	Judicial
	deposits	Provision	Provision, net
Taxes	(130,502)	3,137,046	3,006,544
Labor	(54,975)	234,300	179,325
Civil and environment	(3,337)	258,919	255,582
	(188,814)	3,630,265	3,441,451

	December 31,
	2019
	Judicial
	deposits	Provision	Provision, net
Taxes	(124,133)	3,176,503	3,052,370
Labor	(50,464)	227,139	176,675
Civil and environment	273	283,159	283,432
	(174,324)	3,686,801	3,512,477

20.1.1. Changes in the provision according to the nature of the proceedings for probable losses

	June 30,
	2020
			Civil and	Contingent
	Tax	Labor	environment	liabilities (1)	Total
Beginning balance	492,413	227,139	64,897	2,902,352	3,686,801
Payments	(22,706)	(16,161)	(13,826)		(52,693)
Write-off	(25,331)	(20,347)	(18,807)	(4,150)	(68,635)
Additions	5,362	30,920	5,951		42,233
Monetary adjustment	6,969	12,749	2,841		22,559
Ending balance	456,707	234,300	41,056	2,898,202	3,630,265
1)

Amounts arising from lawsuits with probability of loss possible and remote, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combination.

	December 31,
	2019
			Civil and	Contingent
	Tax	Labor	environment	liabilities (1)	Total
Beginning balance	296,869	50,869	3,532		351,270
Business combination	139,462	185,157	64,974		389,593
Payments	(34)	(34,794)	(5,532)		(40,360)
Write-off	(3,875)	(55,730)	(13,434)		(73,039)
Additions	46,603	50,521	10,100	2,902,352	3,009,576
Monetary adjustment	13,388	31,116	5,257		49,761
Ending balance	492,413	227,139	64,897	2,902,352	3,686,801
1)

Amounts arising from lawsuits with probability of loss possible and remote, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combination.

20.1.2.    Tax

For the six-month period ended June 30, 2020, the Company was a defendant in 46 (forty-six) administrative proceedings as well as tax lawsuits in which the disputed matters related, CSLL, IRRF, PIS, COFINS, ICMS, , among others whose amounts are provisioned for when the likelihood of loss is deemed probable by the Company’s external legal counsel and the Management.

20.1.3.    Labor

For the six-month period ended June 30, 2020, the Company was a defendant in 1,180 (one thousand, one hundred and eighty) labor lawsuits.

In general, labor lawsuits are related primarily to matters frequently contested by employees in agribusiness companies, such as certain wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.

20.1.4.    Civil and environment

For the six-month period ended June 30, 2020, the Company is a defendant in approximately 28 (twenty-eight) civil and environmental lawsuits.

Civil proceedings are related primarily to payment of damages, such as those resulting from contractual obligations, traffic-related injuries, possessory actions, environmental restoration obligations, claims and others.

20.2.      Provisions for possible losses

The Company is involved in tax, civil and labor lawsuits, for which losses have been assessed as possible by management with the support from legal counsel and therefore no provision was recorded:

	June 30,	December 31,
	2020	2019
Taxes (1)	6,379,823	7,504,398
Labor	293,904	279,934
Civil and environment (1)	3,395,437	2,995,576
	10,069,164	10,779,908
1)

The amounts above does not include the fair value adjustment allocated to probable contingencies of R$2,865,364, which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination, as presented in note 20.1.1. above.

Main nature of these contingencies are disclosed in the annual financial statements for the year ended December 31, 2019 and have not been significantly changed during this period.